Share-Based Compensation - Schedule of Fair value Option is Estimated (Details)	12 Months Ended
	Dec. 31, 2025 ¥ / shares	Dec. 31, 2023 $ / shares
Schedule of Fair Value Option Estimated [Line Items]
Risk-free rate of return (per annum)	4.13%
Volatility	82.00%
Expected dividend yield
Exercise multiple | (per share)	¥ 1	$ 2.2
Fair value of ordinary shares | (per share)	¥ 1.28	$ 0.11
Expected Term	10 years	10 years
Minimum [Member]
Schedule of Fair Value Option Estimated [Line Items]
Risk-free rate of return (per annum)		4.75%
Volatility		54.50%
Maximum [Member]
Schedule of Fair Value Option Estimated [Line Items]
Risk-free rate of return (per annum)		5.93%
Volatility		54.70%